Summary of Significant Accounting Policies - Summary of disaggregation of revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Brokerage income [Abstract]
Brokerage income	¥ 1,193,827	$ 163,554	¥ 1,144,533	¥ 1,108,652
Other income	55,087	7,547	51,019	49,256
Total operating revenue	1,248,914	$ 171,101	1,195,552	1,157,908
Life and Health insurance business [member]
Brokerage income [Abstract]
Brokerage income	1,056,981		1,043,497	1,046,469
Property and Casualty insurance business [member]
Brokerage income [Abstract]
Brokerage income	¥ 136,846		¥ 101,036	¥ 62,183